Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Accounts Receivable
Net receivables	$ 11,938	$ 9,089	$ 9,357
0 - 90 days
Accounts Receivable
Net receivables	9,861
91 - 180 days
Accounts Receivable
Net receivables	1,296
Over 180 days
Accounts Receivable
Net receivables	781
Gross receivable
Accounts Receivable
Net receivables	15,413	14,125
Gross receivable | 0 - 90 days
Accounts Receivable
Net receivables	11,279
Gross receivable | 91 - 180 days
Accounts Receivable
Net receivables	2,027
Gross receivable | Over 180 days
Accounts Receivable
Net receivables	2,107
Reserve for expected credit losses
Accounts Receivable
Net receivables	3,475	$ 5,036
Reserve for expected credit losses | 0 - 90 days
Accounts Receivable
Net receivables	1,418
Reserve for expected credit losses | 91 - 180 days
Accounts Receivable
Net receivables	731
Reserve for expected credit losses | Over 180 days
Accounts Receivable
Net receivables	$ 1,326